Exhibit 99.1

World Omni Auto Receivables Trust 2012-A

Monthly Servicer Certificate

July 31, 2013

Dates Covered
Collections Period	07/01/13 - 07/31/13
Interest Accrual Period	07/15/13 - 08/14/13
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/13	588,333,569.84	35,745
Yield Supplement Overcollateralization Amount at 06/30/13	8,290,027.35	0

Receivables Balance at 06/30/13	596,623,597.19	35,745
Principal Payments	25,687,267.98	1,153
Defaulted Receivables	1,017,891.77	51
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/13	7,767,673.02	0

Pool Balance at 07/31/13	562,150,764.42	34,541

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Delinquent Receivables:
Past Due 31-60 days	7,160,095.38	547
Past Due 61-90 days	1,515,770.15	106
Past Due 91 + days	296,088.62	26

Total	8,971,954.15	679

Total 31+ Delinquent as % Ending Pool Balance	1.60%

Recoveries	917,914.38

Aggregate Net Losses/(Gains)—July 2013	99,977.39

Overcollateralization Target Amount	25,296,784.40
Actual Overcollateralization	25,296,784.40

Weighted Average APR	4.14%
Weighted Average APR, Yield Adjusted	5.00%
Weighted Average Remaining Term	47.79

Flow of Funds	$ Amount
Collections	28,645,597.56
Advances	(9,101.42)
Investment Earnings on Cash Accounts	1,054.70
Servicing Fee	(497,186.33)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	28,140,364.51

Distributions of Available Funds
(1) Class A Interest	296,073.97
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	25,004,579.18
(7) Distribution to Certificateholders	2,816,194.19
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	28,140,364.51

Servicing Fee	497,186.33
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 07/15/13	561,858,559.20
Principal Paid	25,004,579.18
Note Balance @ 08/15/13	536,853,980.02

Class A-1
Note Balance @ 07/15/13	0.00
Principal Paid	0.00
Note Balance @ 08/15/13	0.00
Note Factor @ 08/15/13	0.0000000%

Class A-2
Note Balance @ 07/15/13	158,248,559.20
Principal Paid	25,004,579.18
Note Balance @ 08/15/13	133,243,980.02
Note Factor @ 08/15/13	43.0096772%

Class A-3
Note Balance @ 07/15/13	257,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/13	257,000,000.00
Note Factor @ 08/15/13	100.0000000%

Class A-4
Note Balance @ 07/15/13	127,670,000.00
Principal Paid	0.00
Note Balance @ 08/15/13	127,670,000.00
Note Factor @ 08/15/13	100.0000000%

Class B
Note Balance @ 07/15/13	18,940,000.00
Principal Paid	0.00
Note Balance @ 08/15/13	18,940,000.00
Note Factor @ 08/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	319,591.14
Total Principal Paid	25,004,579.18

Total Paid	25,324,170.32

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	68,574.38
Principal Paid	25,004,579.18

Total Paid to A-2 Holders	25,073,153.56

Class A-3
Coupon	0.64000%
Interest Paid	137,066.67
Principal Paid	0.00

Total Paid to A-3 Holders	137,066.67

Class A-4
Coupon	0.85000%
Interest Paid	90,432.92
Principal Paid	0.00

Total Paid to A-4 Holders	90,432.92

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00

Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3537609
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.6779969

Total Distribution Amount	28.0317578

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2213505
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	80.7120051

Total A-2 Distribution Amount	80.9333556

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.5333333

A-4 Interest Distribution Amount	0.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	0.7083334

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.2416668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 06/30/13	95,408.67
Balance as of 07/31/13	86,307.25
Change	(9,101.42)

Reserve Account
Balance as of 07/15/13	2,310,518.58
Investment Earnings	82.77
Investment Earnings Paid	(82.77)
Deposit/(Withdrawal)	—
Balance as of 08/15/13	2,310,518.58
Change	—

Required Reserve Amount	2,310,518.58